October 23, 2002

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:          Nationwide VL Separate Account - D
                  Nationwide Life and Annuity Insurance Company
                  Post-Effective Amendment No. 23(File No. 333-59517) CIK Number: 0001065753

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of the Nationwide VL Separate Account-D (the "Variable Account") and Nationwide Life and Annuity Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 25 to the Registration Statement for the Company and the Variable Account which became effective October 18, 2002.

Please contact the undersigned at (614) 249-8226 with any questions regarding this filing.

Sincerely,


/s/ MICHAEL R. MOSER
Michael R. Moser
Variable Products Securities Counsel
Nationwide Life and Annuity Insurance Company

cc:  file